Consolidated Statement of Cash Flow (Parenthetical) $ in Thousands	12 Months Ended
Jun. 30, 2023 USD ($) shares
Statement of cash flows [abstract]
Employee share scheme issues, shares | shares	102,252
Employee share awards	$ 147
Additions to right-of-use assets	200
Increase (Decrease) in Lease Liability	$ 200